BetaBuilders U.S. Small Cap Equity ETF Investment Strategy - BetaBuilders U.S. Small Cap Equity ETF	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® US Small Cap Target Market Exposure Extended IndexSM (the Underlying Index). The Fund will invest at least 80% of its Assets in securities included in the Underlying Index and at least 80% of its Assets in the securities of small-capitalization companies. “Assets” means net assets, plus the amount of borrowing for investment purposes. Morningstar, Inc. is the index provider for the Underlying Index (the Index Provider). The Underlying Index consists of equity securities primarily traded in the United States and targets those securities that fall between the 95th and 99th percentiles in market capitalization of the free float adjusted investable universe. The Underlying Index primarily includes small-cap companies, although due to buffers designed to limit excessive turnover in the Underlying Index, mid-cap companies can be included. Components of the Underlying Index are allocated across various sectors, including the financials, healthcare, industrials and information technology sectors. However, the components of the Underlying Index and the sectors represented are likely to change over time. The Fund’s equity securities include common stock and real estate investment trusts (REITs). As of January 30, 2026, the market capitalizations of the companies in the Underlying Index ranged from $190.1 million to $9.2 billion and the Underlying Index included 738 securities. The Fund (and the Underlying Index) define “small-capitalization companies” as companies that fall within the 95th-99th percentiles in market capitalization of the free float adjusted investable universe at the time of the most recent rebalance. Beta is a measure of the volatility of a security or a portfolio relative to a market benchmark. The term “BetaBuilders” in the Fund’s name conveys the intended outcome of providing investors with passive exposure and return that generally correspond to a market cap weighted benchmark. The Fund, along with other JPMorgan BetaBuilders Funds, can be used to help an investor build a portfolio of passive exposure to various markets.The Fund, using a “passive” or indexing investment approach, attempts to closely correspond to the performance of the Underlying Index. The adviser expects that, over time, the correlation between the Fund’s performance before fees and expenses and that of the Underlying Index will be 95% or better. A figure of 100% would indicate perfect correlation. Unlike many actively-managed funds, the Fund does not seek to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible. “Replication” is a passive indexing strategy in which a fund invests in substantially all of the securities in its underlying index in approximately the same proportions as the underlying index. However, under various circumstances, it may not be possible or practicable to purchase or hold all of, or only, the constituent securities in their respective weightings in the Underlying Index. In these circumstances, the Fund may utilize a “representative sampling” strategy whereby securities are chosen in order to attempt to approximate the investment characteristics of the constituent securities. To the extent the Fund uses a representative sampling strategy, it would hold a significant number of the constituent securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Even when the Fund is utilizing representative sampling, it must invest at least 80% of its Assets in securities included in the Underlying Index. The Fund’s portfolio will be rebalanced quarterly in accordance with the quarterly rebalancing of the Underlying Index. The Fund may invest up to 10% of its assets in exchange-traded futures to seek performance that corresponds to the Underlying Index. The Fund is classified as “diversified” under the Investment Company Act of 1940 (1940 Act). However, the Fund may operate as a “non-diversified” fund, as defined by the 1940 Act, to the approximate extent the Underlying Index is non-diversified. The Fund may, therefore, operate as non-diversified solely as a result of a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index. A non-diversified fund may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. To the extent that the securities in the Underlying Index are concentrated in one or more industries or groups of industries, the Fund may concentrate in such industries or groups of industries.